Capital Structure Management (Tables)	12 Months Ended
Aug. 31, 2020
Capital Structure Management [Abstract]
Schedule Of Capital Structure Management

	2020	2019
	$	$
Cash	(763)	(1,446)
Short-term borrowings	200	40
Long-term debt repayable at maturity	4,599	5,350
Lease liabilities	1,270	-
Share capital	4,602	4,605
Contributed surplus	27	26
Retained earnings	1,703	1,745
	11,638	10,320